Restricted Net Assets (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Appropriations	¥ 4,121	¥ 1,610	¥ 638
Accumulated reserves	6,369	¥ 2,248	¥ 638
Net assets not available for dividends	¥ 427,416